SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

	September 30,	September 30,	Year Ended September 30,
	2025	2024	2025	2024	2023
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss	Profits/Loss
RMB:1USD	7.1055	7.0074	7.1628	7.1178	7.0329

SCHEDULE OF ESTIMATED USEFUL LIFE	Estimated useful lives are as follows:
Category	Estimated useful lives
Office equipment	3-5 years
Vehicle	4 years
Machine and equipment	5-10 years

SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS
Category	Estimated useful lives
Software	10 years

SCHEDULE OF FAIR VALUE MEASUREMENT ON RECURRING BASIS

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	September 30	Markets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
Trading securities	$14,446,867	$3,098,972	$11,347,895	$-
Held-to-maturity securities	4,233,204	-	4,233,204	-
Total	$18,680,071	$3,098,972	$15,581,099	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
	As of	Active	Observable	Unobservable
	September 30	Markets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Trading securities	$17,850,648	$1,082,163	$16,768,485	$-
Total	$17,850,648	$1,082,163	$16,768,485	$-

SCHEDULE OF BREAKDOWN OF REVENUES

The following table sets forth the breakdown of our revenues for the years ended September 30, 2025, 2024, and 2023:

	2025		2024		2023
	Amount	%	Amount	%	Amount	%
Sales of clean-energy equipment	$22,073,207	45.7	$33,816,111	49.0	$39,581,383	54.1
Sales of digitalization and integration equipment	2,731,568	5.7	3,081,230	4.5	3,364,644	4.6
Sales of new energy	19,536,237	40.4	25,822,344	37.4	23,204,437	31.8
Delivery of oil and gas engineering technical services	3,994,541	8.2	6,353,689	9.1	6,933,984	9.5
Total	$48,335,553	100.0	$69,073,374	100.0	$73,084,448	100.0

SCHEDULE OF CONCENTRATIONS

Details of customers accounting for 10% or more of the Company’s total revenues are as follows:

	Years Ended September 30,
	2025		2024		2023
Customer A	$10,751,899	22.2%	$14,822,587	21.5%	$	*	*
Customer B	6,245,427	12.9%	11,050,583	16.0%		13,411,753	18.4%
Customer C	*	*	*	*		12,721,498	17.4%
Customer D	*	*	*	*		10,931,425	15.0%
Total	$16,997,326	35.1%	$25,873,170	37.5%		$37,064,676	50.8%

Details of customers which accounted for 10% or more of the Company’s accounts receivable are as follows:

	As of September 30,
	2025		2024
Customer B	$4,650,537	19.9%	$5,934,248	22.3%
Customer E	4,306,546	18.4%	*	*
Total	$8,957,083	38.3%	$5,934,248	22.3%

Details of vendors from which purchases are greater than 10% of the total purchases of the Company are as follows: No vendor accounted for 10% or more of the Company’s total purchases for the year ended September 30, 2023.

	Years Ended September 30,
	2025		2024		2023
Vendor A	$4,601,010	11.6%	$8,502,784	16.0%	$	*	*
Vendor B	*	*	6,093,172	11.3%		*	*
Total	$4,601,010	11.6%	$14,595,956	27.3%		$-	-

Details of the vendors which accounted for 10% or more of the Company’s accounts payable are as follows:

	As of September 30,
	2025		2024
Vendor C	$3,600,703	47.8%	$	*	*
Total	$3,600,703	47.8%		$-	-

*	Less than 10% of the total amount